SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - USD ($)		12 Months Ended
	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Warrant Liability
Stock price ($CA)	$ 1.22	$ 1.25
Exercise price ($CA)	$ 1.52	$ 1.52
Warrant expected life.	5 years	5 years
Volatility	75.66%	75.66%	83.51%	90.68%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	3.54%	3.54%
Fair value of derivative warrant liability	$ 954,537	$ 1,002,264